AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [Line items]
Schedule of Fees Payable to Auditors
During the year the auditors earned the following fees:

	2020	2019	2018
	£m	£m	£m
Fees payable for the audit of the Bank’s current year annual report	4.5	4.2	3.8
Fees payable for other services:
Audit of the Bank’s subsidiaries pursuant to legislation	8.9	8.6	10.2
Other services supplied pursuant to legislation	1.6	1.3	1.5
Other services – audit-related fees	0.3	0.2	—
All other services	0.9	0.3	0.1
Total fees payable to the Bank’s auditors	16.2	14.6	15.6

Entities outside of Lloyds
Disclosure of transactions between related parties [Line items]
Schedule of Fees Payable to Auditors
During the year the auditors also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2020	2019	2018
	£m	£m	£m
Audits of Group pension schemes	0.1	0.1	0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group	—	—	0.1
Reviews of the financial position of corporate and other borrowers	1.3	—	0.4